Prepayments, Receivables and Other Assets (Tables)	6 Months Ended
Sep. 30, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepayments, receivables and other assets
	September 30, 2020	March 31, 2020

Receivable from a third-party company	$736,420	$3,530,675
Staff IOU	1,141,801	943,718
Others	296,008	144,347
Total	$2,174,229	$4,618,740